DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)																														1 Months Ended										4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jul. 30, 2026 USD ($) $ / shares shares	Nov. 03, 2025 USD ($) $ / shares shares	Oct. 01, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 01, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 30, 2025 USD ($)	May 01, 2025 USD ($)	Apr. 01, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 02, 2024 USD ($)	Nov. 10, 2024	Nov. 06, 2024 USD ($) shares	Oct. 07, 2024 USD ($)	Sep. 05, 2024 USD ($)	Aug. 06, 2024 USD ($)	Jul. 09, 2024 USD ($)	Jun. 05, 2024 USD ($)	May 06, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 05, 2024 USD ($)	Feb. 05, 2024 USD ($)	Jan. 08, 2024 USD ($)	Dec. 06, 2023 USD ($)	Nov. 06, 2023 USD ($) $ / shares shares	May 10, 2022 USD ($) $ / shares shares	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Nov. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Oct. 07, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Nov. 10, 2024 USD ($)	May 05, 2026 USD ($) $ / shares	Dec. 29, 2025 USD ($) $ / shares	Nov. 19, 2025 USD ($) $ / shares	May 27, 2025 USD ($) $ / shares	Dec. 16, 2024 USD ($) $ / shares	Nov. 10, 2024 ITEM	Nov. 06, 2024 $ / shares	Nov. 06, 2024	Nov. 06, 2024 time	Jul. 12, 2024 USD ($) $ / shares	Jan. 19, 2024 USD ($) $ / shares	Nov. 06, 2023 $ / shares	Nov. 06, 2023	Nov. 06, 2023 time	Oct. 12, 2023 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Initial public offering units (in Shares) | shares																													23,000,000
Purchase price per share (in Dollars per share) | $ / shares																																																										$ 0.02
Deferred underwriting commission													$ 11,500,000																									$ 11,500,000			$ 11,500,000			$ 11,500,000	$ 11,500,000
Business combination maximum number of extensions authorized to consummate initial business combination															12																															12						12		12	12				12	12
Business combination term by which period to consummate initial business combination is extended			1 month	1 month	1 month	1 month	1 month	1 month							1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month	1 month
Aggregate amount of stock issued																												$ 150,000
Right to redeem (in Shares) | shares		4,173,618																										7,129,439
Ordinary shares subject to possible redemption, redemption value (in Dollars per share) | $ / shares		$ 12.27																																																								$ 10.86
Redemption amount		$ 51,219,981																										$ 77,400,000
Amount in trust Account		$ 37,750,814.08														$ 83,770,196.61												172,400,000
Extension payment amount in trust account																												$ 150,000
Proceeds from notes payable																																									$ 0	$ 1,100,000		$ 2,100,000	1,800,000
Public share price per share (in Dollars per share) | $ / shares																												$ 10.3													$ 10.3			$ 10.3
Interest expenses																																									$ 100,000			$ 100,000
Cash in operating bank accounts													236,700																									236,700			149,017			162,853	236,700
Interest-bearing demand deposit held in Trust Account													$ 84,565,597																									84,565,597			38,380,594			37,914,438	$ 84,565,597
Working capital																																									$ 5,888,898			5,369,032
Cash and marketable securities held in the Trust Account																																												37,914,438
Sponsor Loan
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																													$ 1
Unsecured promissory note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Aggregate amount																																															$ 250,000	$ 200,000	$ 250,000	$ 250,000
Second extension charter amendment, November 10, 2024 to May 5, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares																																																					$ 0.03
Threshold amount deposited into trust account to secure extension																150,000
Second extension charter amendment, May 5, 2025 to November 5, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares																																																					0.05
Threshold amount deposited into trust account to secure extension																250,000
Subsequent Events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Amount in trust Account	$ 5,940,297.03
Interest-bearing demand deposit held in Trust Account	$ 5,940,297.03
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Business combination term by which period to consummate initial business combination is extended									1 month	1 month	1 month	1 month	1 month	1 month
Extension payment amount in trust account																														$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Proceeds from notes payable									$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000			$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000													$ 900,000			$ 1,800,000	900,000		$ 1,800,000
Sponsor | Extension Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Aggregate amount																												$ 1,800,000
Sponsor | Unsecured promissory note, Second Extension
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Aggregate amount																2,400,000
Extension payment amount in trust account																																				$ 150,000	$ 150,000	$ 150,000	$ 150,000
Proceeds from notes payable			$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000																						$ 1,500,000	$ 1,500,000	$ 1,500,000		$ 1,500,000	$ 1,500,000									$ 1,500,000
Sponsor | Unsecured promissory note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																																															$ 1	$ 1	$ 1	$ 1	$ 1		1			$ 1	$ 1				$ 1
Aggregate amount																$ 250,000												$ 1,800,000																			$ 250,000	$ 200,000	$ 250,000	$ 250,000	$ 250,000					$ 250,000	$ 250,000				$ 500,000
Included in underwriters full exercise of over allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Initial public offering units (in Shares) | shares																													3,000,000
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Initial public offering units (in Shares) | shares																													23,000,000
Purchase price per share (in Dollars per share) | $ / shares																													$ 10
Gross proceeds																													$ 230,000,000
Transaction costs																													16,804,728
Underwriting commissions																													4,600,000
Deferred underwriting commission																													11,500,000
Other offering costs																													704,728
IPO | Sponsor Loan
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Loan amount																													$ 4,600,000
Conversion price (in Dollars per share) | $ / shares																													$ 1
IPO | Warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Initial public offering units (in Shares) | shares																													8,900,000
Purchase price per share (in Dollars per share) | $ / shares																													$ 1
Aggregate purchase price																													$ 8,900,000
IPO | Warrant | Sponsor Loan
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Net offering proceeds																													$ 236,900,000
Price per unit (in Dollars per share) | $ / shares																													$ 10.3
Public shares redeem percentage																													100.00%
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0001																$ 0.0001									$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Class A ordinary shares | IPO | Warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares																													$ 11.5
Class A ordinary shares subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Right to redeem (in Shares) | shares																8,620,849
Ordinary shares subject to possible redemption, redemption value (in Dollars per share) | $ / shares													$ 11.66																									$ 11.66			$ 12.48			$ 12.33	$ 11.66								$ 11.55
Redemption amount																$ 99,613,642
Class A ordinary shares subject to possible redemption | Subsequent Events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Right to redeem (in Shares) | shares	2,601,058
Ordinary shares subject to possible redemption, redemption value (in Dollars per share) | $ / shares	$ 12.5
Redemption amount	$ 32,500,000